Operating Segments	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Operating Segments
15.	Operating segments
The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Bank’s other smaller business segments and corporate adjustments are included in the Other segment. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2024 Annual Report.
The Bank analyzes revenue on a taxable equivalent basis (TEB) for business lines. This methodology grosses up tax-exempt
income earned on certain securities reported in either net interest income or non-interest
income to an equivalent before tax basis. It also grosses up net income from associated corporations to normalize the effective tax rate in the business lines. Corresponding increases are made to the income tax expense; hence, there is no impact on the segment’s net income. The elimination of the TEB gross-up
is recorded in the Other segment; hence, there is no impact on the consolidated results.
Changes in business line allocation methodology
Effective the first quarter of 2025, the Bank made voluntary changes to its allocation methodology impacting business segment presentation. The new methodology includes updates related to the Bank’s funds transfer pricing, head office expense allocations, and allocations between business segments. Prior period results for each segment have been revised to conform with the current period’s methodology. Further details on the changes are as follows:

1.
Funds transfer pricing methodology was updated, primarily related to the allocation of substantially all liquidity costs to the business lines, reflecting the Bank’s strategic objective to maintain higher liquidity ratios.

2.
Periodically, the Bank updates its allocation methodologies. This includes a comprehensive update to the allocation of head office expenses across countries within International Banking, updates to the allocation of clients and associated revenue, expenses, and balances between International Banking, Global Banking and Markets, and Global Wealth Management to align with the strategy, as well as updates to the allocation of head office expenses and income taxes from the Other segment to the business segments.

3.
To be consistent with the reporting of Scotiabank’s recent minority investment in KeyCorp, the Bank has also made changes to the reporting of certain minority investments in International Banking (Bank of Xi’an) and Global Wealth Management (Bank of Beijing Scotia Asset Management) which will now be reported in the Other segment.

	For the three months ended July 31, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$2,641	$2,245	$266	$350	$(9)	$5,493
Non-interest income (3)(4)	730	758	1,338	1,180	(13)	3,993
Total revenues	3,371	3,003	1,604	1,530	(22)	9,486
Provision for credit losses	456	562	4	19	–	1,041
Depreciation and amortization	137	119	48	65	36	405
Other non-interest expenses	1,459	1,392	982	829	22	4,684
Provision for income taxes	361	219	150	144	(45)	829
Net income	$958	$711	$420	$473	$(35)	$2,527
Net income attributable to non-controlling interests in subsidiaries	$–	$41	$3	$–	$36	$80
Net income attributable to equity holders of the Bank	$958	$670	$417	$473	$(71)	$2,447
Average assets ($ billions)	$463	$223	$39	$493	$228	$1,446
Average liabilities ($ billions)	$381	$173	$50	$513	$243	$1,360
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $39, and Other – $120.

	For the three months ended April 30, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$2,524	$2,179	$246	$368	$(47)	$5,270
Non-interest income (3)(4)	711	780	1,295	1,090	(66)	3,810
Total revenues	3,235	2,959	1,541	1,458	(113)	9,080
Provision for credit losses	805	550	2	40	1	1,398
Depreciation and amortization	139	115	48	65	26	393
Other non-interest expenses	1,442	1,408	949	813	105	4,717
Provision for income taxes	236	172	141	128	(137)	540
Net income	$613	$714	$401	$412	$(108)	$2,032
Net income attributable to non-controlling interests in subsidiaries	$–	$38	$2	$(1)	$17	$56
Net income attributable to equity holders of the Bank	$613	$676	$399	$413	$(125)	$1,976
Average assets ($ billions)	$461	$229	$38	$502	$238	$1,468
Average liabilities ($ billions)	$384	$177	$47	$516	$258	$1,382
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $38, and Other – $123.

	For the three months ended July 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other	Total
Net interest income (3)	$2,577	$2,226	$206	$304	$(451)	$4,862
Non-interest income (4)(5)	728	747	1,222	960	(155)	3,502
Total revenues	3,305	2,973	1,428	1,264	(606)	8,364
Provision for credit losses	435	589	10	18	–	1,052
Depreciation and amortization	145	142	48	68	25	428
Other non-interest expenses	1,383	1,408	878	705	147	4,521
Provision for income taxes	365	170	122	105	(311)	451
Net income	$977	$664	$370	$368	$(467)	$1,912
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$3	$–	$(2)	$36
Net income attributable to equity holders of the Bank	$977	$629	$367	$368	$(465)	$1,876
Average assets ($ billions)	$451	$233	$36	$493	$210	$1,423
Average liabilities ($ billions)	$389	$179	$41	$476	$256	$1,341
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $36 and Other – $18.

	For the nine months ended July 31, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$7,812	$6,593	$744	$1,037	$(250)	$15,936
Non-interest income (3)(4)	2,206	2,399	3,980	3,545	(128)	12,002
Total revenues	10,018	8,992	4,724	4,582	(378)	27,938
Provision for credit losses	1,799	1,714	10	77	1	3,601
Depreciation and amortization	412	364	143	194	88	1,201
Other non-interest expenses	4,376	4,223	2,906	2,469	1,515 (5)	15,489
Provision for income taxes	947	580	435	440	(307)	2,095
Net income	$2,484	$2,111	$1,230	$1,402	$(1,675)	$5,552
Net income attributable to non-controlling interests in subsidiaries	$–	$114	$7	$(1)	$(138)	$(18)
Net income attributable to equity holders of the Bank	$2,484	$1,997	$1,223	$1,403	$(1,537)	$5,570
Average assets ($ billions)	$461	$227	$38	$502	$230	$1,458
Average liabilities ($ billions)	$383	$175	$47	$513	$255	$1,373
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $20, International Banking – $112, and Other – $297.
(5)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 20 for further details.

	For the nine months ended July 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other	Total
Net interest income (3)	$7,550	$6,720	$579	$822	$(1,342)	$14,329
Non-interest income (4)(5)	2,164	2,287	3,544	2,967	(147)	10,815
Total revenues	9,714	9,007	4,123	3,789	(1,489)	25,144
Provision for credit losses	1,241	1,729	22	28	1	3,021
Depreciation and amortization	435	427	142	192	63	1,259
Other non-interest expenses	4,112	4,252	2,564	2,123	89	13,140
Provision for income taxes	1,083	537	349	315	(763)	1,521
Net income	$2,843	$2,062	$1,046	$1,131	$(879)	$6,203
Net income attributable to non-controlling interests in subsidiaries	$–	$81	$8	$–	$(2)	$87
Net income attributable to equity holders of the Bank	$2,843	$1,981	$1,038	$1,131	$(877)	$6,116
Average assets ($ billions)	$447	$234	$35	$497	$206	$1,419
Average liabilities ($ billions)	$390	$181	$41	$474	$253	$1,339
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $94, and Other – $70.